S000079196 [Member] Expense Example - iShares ESG Aware MSCI USA Growth ETF - iShares ESG Aware MSCI USA Growth ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230